Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2024	Mar. 31, 2024
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (309)	¥ (245)
Maximum potential payout / Notional		22,280	20,029
Notional, Purchased credit protection		(6,597)	13,799
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(150)	(138)
Maximum potential payout / Notional		10,291	9,746
Notional, Purchased credit protection		3,284	6,994
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(173)	(126)
Maximum potential payout / Notional		10,932	9,223
Notional, Purchased credit protection		(1,829)	6,040
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	14	19
Maximum potential payout / Notional		970	1,011
Notional, Purchased credit protection		(8,084)	755
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	0	0
Maximum potential payout / Notional		87	49
Notional, Purchased credit protection		32	10
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,106	4,262
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,029	1,849
Less than 1 year [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,944	2,271
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		133	142
Less than 1 year [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,356	5,939
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,719	3,125
1 to 3 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,404	2,558
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		225	256
1 to 3 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		8
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		9,725	7,083
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,830	3,251
3 to 5 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,253	3,232
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		563	580
3 to 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		79	20
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,093	2,745
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,713	1,521
More than 5 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,331	1,162
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		49	33
More than 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			¥ 29

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivatives.